Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Text Block]

Note 14 - Subsequent Events

The Company evaluated all events subsequent to September 30, 2013 through the date of the issuance of the financial statements and there are no other significant or material transactions to be reported except as set forth below:

The Company filed a Form S-1 with the SEC on October 21, 2013.  As of the date of the issuance of the financial statements, the Form S-1 is not effective and the Company is awaiting comments from the SEC.

The Company borrowed a short-term loan in sum of NTD12,000,000 (equivalent to USD405,000) from Bank SinoPac (located in Taiwan) on October 25, 2013, which is charged at 1.94% per annum and due to repay on April 24, 2014.  This short-term loan was used to repay the short term loan which was carried at $405,913 on the consolidated balance sheet as at September 30, 2013.

Note 15– Subsequent Events

The Company evaluated all events subsequent to December 31, 2012 through the date of the issuance of the financial statements and concluded that there are no other significant or material transactions to be reported.